Accounts Receivable - Net	12 Months Ended
Dec. 31, 2025
Loans and Leases Receivable Disclosure [Abstract]
Accounts Receivable – net

6. Accounts Receivable, net

	December 31,
	2025	2024
Accounts receivable	$315,391	$324,882
Allowance for credit losses	(29,047)	(23,995)
Accounts receivable, net	$286,344	$300,887

The allowance for credit losses reflects the Company's best estimate of probable losses inherent in the accounts receivable balance.

The Company estimates the allowance based on historical experience, the age of the accounts receivable balances, credit quality of the Company's customers, current economic conditions, and other factors that may affect customers' ability to pay. For the years ended December 31, 2025, 2024 and 2023, additions to the allowance for credit losses and write-offs of accounts receivable were not material to the Company's consolidated financial statements.

The movements of the allowance for credit losses were as follows:

	December 31,
	2025	2024	2023
Balance at the beginning of the year	$(23,995)	$(13,438)	$(12,469)
Additions	(4,212)	(11,188)	(2,608)
Write-offs	333	107	1,262
Foreign currency translation adjustments	(1,173)	524	377
Balance at the end of the year	$(29,047)	$(23,995)	$(13,438)

The Company's maximum exposure to credit risk at the balance sheets date relating to accounts receivable is summarized as follows:

	December 31,
	2025	2024
Aging within one year, net of allowance for credit losses	$218,475	$214,548
Aging greater than one year, net of allowance for credit losses	67,869	86,339
Accounts receivable, net	$286,344	$300,887